Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The term sheet to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 41,871,050
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true